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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended     MARCH 31, 2002.
                                                         -------------------
If amended report check here: [_]

     GENERAL ATLANTIC PARTNERS, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     3 Pickwick Plaza                     Greenwich     CT              06830
--------------------------------------------------------------------------------
Business                   (Street)         (City)    (State)           (Zip)

     Thomas J. Murphy, Chief Financial Officer (203) 629-8600
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

____________________________________ATTENTION___________________________________



                  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

                  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of GREENWICH and State of CONNECTICUT on the 10TH day of May, 2002.

                  General Atlantic Partners, LLC

                  (Name of Institutional Investment Manager)

                  /s/ Thomas J. Murphy
                  -------------------------------------------
                  (Manual Signature of Person Duly Authorized
                  to Submit This Report)

                  Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

                  13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


NAME:                  13F FILE NO.:     NAME:                    13F FILE NO.:
---------------------- ----------------- -----------------------  -------------
1.
---------------------- ----------------- -----------------------  --------------
2.
---------------------- ----------------- -----------------------  --------------
3.
---------------------- ----------------- -----------------------  --------------
4.
---------------------- ----------------- -----------------------  --------------
5.
---------------------- ----------------- -----------------------  --------------

                                    FORM 13F
Page   3   of   7      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104       6,981,076      3,104,080 X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104          47,229         21,000                   X                             X
-----------------------------------------------------------------------------------------------------------------------------------
BindView                       Com      090327         4,365,014      2,030,239 X                                X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
BindView                       Com      090327         1,065,710        495,679                   X                             X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388        19,012,086      2,249,951 X                                X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388         1,489,676        176,293 X                                X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388         2,634,338        311,756                   X                             X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178         9,349,293      2,679,418 X                                X
                                          103
-----------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178         3,849,867      1,103,335                   X                             X
                                          103
-----------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704         5,606,163      2,046,045 X                                X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704           825,324        301,213                   X                             X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404        50,439,442      6,938,025 X                                X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404        11,009,681      1,514,399                   X                             X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                        116,674,899
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   4   of   7      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
E* Trade Group, Inc.           Com      269246        55,149,023      5,854,461 X                                X
                                         104
-----------------------------------------------------------------------------------------------------------------------------------
E* Trade Group, Inc.           Com      269246         7,704,797        817,919                   X                             X
                                         104
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                       Com     278856        105,983,969      6,458,499 X                                X
                                         109
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                       Com     278856         20,119,595      1,226,057                   X                             X
                                         109
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                       Com     278856            984,600         60,000 X                                X
                                         109
-----------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.         Com    301504106       21,874,951     10,174,396 X                                X
-----------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.         Com    301504106        4,113,307      1,913,166                   X                             X
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                    Com    302284104      433,181,779     39,705,021 X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                    Com    302284104       98,925,061      9,067,375                   X                             X
-----------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                 Com     318224         15,420,387     14,018,534 X                                X
                                         102
-----------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                 Com     318224          2,900,516      2,636,833                   X                             X
                                         102
-----------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.                Com     45665T          8,394,649      1,356,163 X                                X
                                         107
-----------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.                Com     45665T            801,859        129,541                   X                             X
                                         107
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                        775,554,493
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   5   of   7      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
Manugistics Group,Inc.       Com     565011103        10,156,990        472,858 X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Manugistics Group, Inc.      Com     565011103         2,209,132        102,846                   X                             X
-----------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                 Com       564910          9,996,602      1,311,890 X                                X
                                        107
-----------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                 Com       564910          1,433,474        188,120                   X                             X
                                        107
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W          8,029,274      5,537,430 X                                X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W          1,598,479      1,102,399                   X                             X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W             69,148         47,688 X                                X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Priceline.Com Incorporated   Com       741503         23,630,113      4,518,186 X                                X
                                        106
-----------------------------------------------------------------------------------------------------------------------------------
Priceline.Com Incorporated   Com       741503          7,321,440      1,399,893                   X                             X
                                        106
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                          64,444,652
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   6   of   7      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674         63,589,901      2,946,676 X                                X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674         10,300,192        477,524                   X                             X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674          1,797,493         83,333 X                                X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674         21,570,000      1,000,000                   X                             X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com        810883         12,721,660      5,835,624 X                                X
                                        108
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com        810883            979,699        449,403 X                                X
                                        108
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com        810883          1,973,818        905,421                   X                             X
                                        108
-----------------------------------------------------------------------------------------------------------------------------------
SS&C Technologies Inc.      Com        85227Q         12,229,293      1,187,310 X                                X
                                        100
-----------------------------------------------------------------------------------------------------------------------------------
SS&C Technologies Inc.      Com        85227Q          1,110,649        107,830                   X                             X
                                        100
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                         126,272,705
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   7   of   7      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B         37,896,013      2,454,405 X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B          5,270,212        341,335                   X                             X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Soundview Technology        Com        977383         32,862,651     14,540,996 X                                X
Group, Inc.                             108
-----------------------------------------------------------------------------------------------------------------------------------
Soundview Technology        Com        977383          7,090,239      3,137,274                   X                             X
Group, Inc.                             108
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M          3,737,655      1,205,695 X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M            705,783        227,672                   X                             X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M             80,116         25,844 X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                          87,642,669
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM ALL PAGES:                              1,170,589,418
-----------------------------------------------------------------------------------------------------------------------------------


INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).